Award Timing Disclosure		12 Months Ended
		Dec. 31, 2024	Mar. 25, 2024 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure [Text Block]	The Company does not have a formal written policy in place with regard to the timing of awards of options or other similar awards in relation to material nonpublic information.

The compensation committee’s general practice is to complete its annual executive compensation review and to determine compensation for our executive officers in connection with the Company’s completion of its audited year-end financial statements. Accordingly, annual equity awards are typically determined at the first compensation committee meeting of the fiscal year. On limited occasions, the Company may grant equity awards outside of its annual grant period for new hires, promotions, recognition, retention or other purposes.

For fiscal year 2024, the compensation committee awarded options to purchase ordinary shares of the Company’s 80% owned subsidiary, SP Holdings, as compensation to its named executive officers. The number of ordinary shares of SP Holdings underlying such options was determined by the compensation committee in consultation with the committee’s independent compensation consultant. The exercise price was determined as described in the table set forth below.

The Company did not make any grants of the Company’s equity during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q, 10-K or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information to named executive officers during fiscal year 2024. As required by Item 402(x)(2) of Regulation S-K , the following table contains information required regarding options to purchase ordinary shares of SP Holdings granted to our named executive officers for fiscal year 2024 during the period from four business days before to one business day after the filing of the Company’s periodic reports on Forms 10-K and 10-Q or current reports on Form 8-K that contained material nonpublic information with the SEC under the Exchange Act.

Award Timing MNPI Considered [Flag]		false
MNPI Disclosure Timed for Compensation Value [Flag]		false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic
							information
Jay Madhu	3/25/2024	365,000	(1)	$15.00	(2)	$0		(2)
Wrendon Timothy	3/25/2024	156,600	(1)	$15.00	(2)	$0		(2)

(1)	Represents options to purchase ordinary shares of SP Holdings, a Cayman Islands exempted company and 80% owned subsidiary of the Company under SP Holdings 2024 Equity Incentive Plan.

(2)	There was no closing market price of the securities underlying the award, as the award consists of options to purchase ordinary shares of the Company’s 80% owned subsidiary, which are not publicly traded.

Jay Madhu [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Jay Madhu
Number of Securities Underlying the Award | shares	[1]		365,000
Exercise Price of the Award | $ / shares	[2]		$ 15.00
Grant Date Fair Value of the Award | $			$ 0
Percentage change in the closing market price	[2]
Wrendon Timothy [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name			Wrendon Timothy
Number of Securities Underlying the Award | shares	[1]		156,600
Exercise Price of the Award | $ / shares	[2]		$ 15.00
Grant Date Fair Value of the Award | $			$ 0
Percentage change in the closing market price	[2]

[1]	Represents options to purchase ordinary shares of SP Holdings, a Cayman Islands exempted company and 80% owned subsidiary of the Company under SP Holdings 2024 Equity Incentive Plan.
[2]	There was no closing market price of the securities underlying the award, as the award consists of options to purchase ordinary shares of the Company’s 80% owned subsidiary, which are not publicly traded.